UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
 (Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-621-1675
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Innovator McKinley Income Fund
Schedule of Investments
January 31, 2018 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 6.39%
Diversified - 2.67%
New Residential Investment Corp.	43,331	$749,193
Health Care - 1.18%
Physicians Realty Trust	20,420	332,846
Hotels - 1.19%
Hospitality Properties Trust	11,767	334,301
Mortgage - 1.35%
Invesco Mortgage Capital, Inc.	23,289	378,213
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,675,396)		$1,794,553

COMMON STOCKS - 31.46%
Amusement Parks and Arcades - 0.92%
Six Flags Entertainment Corp.	3,814	$257,674
Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.73%
Triton International Ltd.	12,596	486,206
Depository Credit Intermediation - 3.87%
Banco Santander SA - ADR	72,541	537,529
PacWest Bancorp.	10,488	549,886
		1,087,415
Gambling Industries - 2.13%
Las Vegas Sands Corp.	7,700	596,904
Other Telecommunications - 3.54%
AT&T, Inc.	16,560	620,172
Verizon Communications, Inc.	6,906	373,407
		993,579
Petroleum and Coal Products Manufacturing - 4.97%
BP Plc - ADR	16,697	714,465
Royal Dutch Shell Plc - ADR	9,709	681,960
		1,396,425
Pharmaceutical and Medicine Manufacturing - 3.39%
AstraZeneca Plc - ADR	9,898	347,024
GlaxoSmithKline Plc - ADR	5,582	209,381
Merck & Co., Inc.	6,684	396,027
		952,432
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.26%
LyondellBasell Industries N.V. - Class A	2,958	354,487
Securities and Commodity Contracts Intermediation and Brokerage - 2.11%
Lazard Ltd.	10,104	591,791
Software Publishers - 1.85%
Microsoft Corp.	5,474	520,085
Tobacco Manufacturing - 1.48%
British American Tobacco Plc - ADR	2,737	186,390
Imperial Brands Plc - ADR	5,450	228,736
		415,126
Traveler Accommodation - 1.23%
InterContinental Hotels Group Plc - ADR	5,161	346,148

Waste Treatment and Disposal - 1.41%
Covanta Holding Corp.	24,201	395,686
Wireless Telecommunications Carriers (except Satellite) - 1.57%
Vodafone Group Plc - ADR	13,646	439,674
TOTAL COMMON STOCKS (Cost $7,597,305)		$8,833,632

MASTER LIMITED PARTNERSHIPS - 35.83%
Amusement Parks and Arcades - 2.88%
Cedar Fair L.P.	11,957	$810,685
Gasoline Stations - 2.45%
AmeriGas Partners L.P.	14,558	687,720
Lessors of Real Estate - 2.39%
Icahn Enterprises L.P.	11,433	670,545
Management of Companies and Enterprises - 1.87%
Compass Diversified Holdings, LLC	31,041	524,593
Oil and Gas Extraction - 1.88%
Enterprise Products Partners L.P.	19,141	528,674
Other Financial Investment Activities - 18.33%
AllianceBernstein Holding L.P.	29,751	812,202
Apollo Global Management, LLC	28,861	1,031,781
Blackstone Group L.P.	24,001	877,237
KKR & Co. L.P.	40,928	985,546
Oaktree Capital Group LLC	14,070	645,813
The Carlyle Group L.P.	31,509	794,027
		5,146,606
Other Pipeline Transportation - 1.36%
Antero Midstream Partners L.P.	12,568	382,318
Pipeline Transportation of Crude Oil - 2.58%
Magellan Midstream Partners L.P.	10,149	724,537
Scientific Research and Development Services - 2.09%
Enviva Partners L.P.	20,464	586,294
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,964,989)		$10,061,972

BUSINESS DEVELOPMENT COMPANIES - 16.77%
Business Development Companies - 16.77%
Ares Capital Corp.	51,317	$818,506
Goldman Sachs BDC, Inc.	24,113	519,153
Golub Capital BDC, Inc.	13,724	249,365
Hercules Capital, Inc.	38,081	482,867
Main Street Capital Corp.	20,953	795,376
Newtek Business Services Corp.	31,353	535,823
OFS Capital Corp.	23,556	278,903
Prospect Capital Corp.	40,950	264,127
Solar Capital Ltd.	36,413	764,673
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,317,477)		$4,708,793

EXCHANGE TRADED FUNDS - 6.44%
Other Investment Pools and Funds - 6.44%
Alerian MLP ETF	132,706	$1,512,848
Vanguard High Dividend Yield ETF	3,312	295,265
TOTAL EXCHANGE TRADED FUNDS (Cost $1,712,811)		$1,808,113

INVESTMENT COMPANIES - 3.35%
Closed-end Funds - 3.35%
Cohen & Steers Infrastructure Fund, Inc.	22,144	$509,091
Nuveen Floating Rate Income Fund	38,960	432,066
TOTAL INVESTMENT COMPANIES (Cost $909,078)		$941,157

SHORT TERM INVESTMENTS - 2.64%
Money Market Funds - 2.64%
Fidelity Government Portfolio - Class I, 1.22% (a)	740,242	$740,242
TOTAL SHORT TERM INVESTMENTS (Cost $740,242)		$740,242

Total Investments (Cost $24,917,298) - 102.88%		$28,888,462
Liabilities in Excess of Other Assets - (2.88)%		(809,360)
TOTAL NET ASSETS - 100.00%		$28,079,102

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedule of Investments.

Innovator IBD 50 ETF
Schedule of Investments
January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.12%
Beverage Manufacturing - 0.51%
Monster Beverage Corp. (a)	27,722	$1,891,472
Business Support Services - 9.86%
Atlassian Corp Plc (a)	215,223	11,619,889
Mastercard, Inc.	11,333	1,915,277
PayPal Holdings, Inc. (a)	135,674	11,575,706
TransUnion (a)	189,068	11,223,076
		36,333,948
Communications Equipment Manufacturing - 2.09%
Casa Systems, Inc. (a)	403,816	7,708,847
Computer and Peripheral Equipment Manufacturing - 3.63%
Arista Networks, Inc. (a)	48,510	13,380,028
Computer Systems Design and Related Services - 2.64%
Control4 Corp. (a)	358,162	9,709,772
Depository Credit Intermediation - 5.00%
Cadence BanCorp (a)	133,867	3,745,599
Grupo Supervielle SA - ADR	234,631	7,501,153
SVB Financial Group (a)	29,040	7,159,812
		18,406,564
Electronic Shopping and Mail-Order Houses - 0.51%
Copart, Inc. (a)	42,327	1,865,351
Employment Services - 1.05%
Total System Services, Inc.	43,375	3,854,303
Grocery and Related Product Merchant Wholesalers - 1.08%
Wingstop, Inc.	82,281	3,979,109
Grocery Stores - 0.52%
Sprouts Farmers Market, Inc. (a)	68,409	1,910,663
Health and Personal Care Stores - 3.00%
PetMed Express, Inc.	244,348	11,044,530
Home Furnishings Stores - 2.90%
Floor & Decor Holdings, Inc. (a)	227,784	10,683,070
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.53%
SiteOne Landscape Supply, Inc. (a)	25,799	1,964,852
Industrial Machinery Manufacturing - 0.48%
Applied Materials, Inc.	33,278	1,784,699
Insurance Carriers - 1.49%
Centene Corp. (a)	34,099	3,656,777
Essent Group Ltd. (a)	39,004	1,814,466
		5,471,243
Medical Equipment and Supplies Manufacturing - 3.46%
Align Technology, Inc. (a)	48,663	12,749,706
Motor Vehicle Body and Trailer Manufacturing - 5.76%
Thor Industries, Inc.	84,385	11,532,054
Winnebago Industries, Inc.	212,883	9,675,532
		21,207,586

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.90%
Cognex Corp.	112,437	7,012,696
Oil and Gas Extraction - 0.49%
Diamondback Energy, Inc. (a)	14,520	1,822,260
Other Amusement and Recreation Industries - 1.01%
Planet Fitness, Inc. (a)	109,796	3,706,713
Other General Merchandise Stores - 3.50%
Five Below, Inc. (a)	198,535	12,890,877
Other Information Services - 7.20%
Alibaba Group Holding Ltd. - ADR (a)	67,765	13,843,711
YY, Inc. - ADR (a)	95,380	12,681,725
		26,525,436
Other Miscellaneous Store Retailers - 1.05%
Stamps.com, Inc. (a)	18,924	3,857,657
Pharmaceutical and Medicine Manufacturing - 2.28%
MiMedx Group, Inc. (a)	502,426	8,415,636
Plastics Product Manufacturing - 0.53%
Avery Dennison Corp.	15,766	1,934,173
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.12%
Paycom Software, Inc. (a)	125,398	11,491,473
Scientific Research and Development Services - 1.01%
PRA Health Sciences, Inc. (a)	40,900	3,724,354
Securities and Commodity Contracts Intermediation and Brokerage - 2.54%
Charles Schwab Corp.	34,173	1,822,788
Interactive Brokers Group, Inc.	117,680	7,530,343
		9,353,131
Securities and Commodity Exchanges - 2.04%
Cboe Global Markets, Inc.	55,849	7,505,547
Semiconductor and Other Electronic Component Manufacturing - 16.30%
Daqo New Energy Corp. - ADR (a)	64,537	3,513,394
Ichor Holdings Ltd. (a)	341,985	10,916,161
IPG Photonics Corp. (a)	51,813	13,054,285
Lam Research Corp.	36,101	6,914,064
NVIDIA Corp.	56,192	13,811,993
Universal Display Corp.	74,230	11,832,262
		60,042,159
Software Publishers - 2.09%
Adobe Systems, Inc. (a)	19,141	3,823,606
Red Hat, Inc. (a)	29,372	3,858,894
		7,682,500
Sound Recording Industries - 2.04%
SINA Corp. (a)	64,154	7,522,057
Specialty Food Stores - 2.08%
GrubHub, Inc. (a)	105,851	7,647,735
Traveler Accommodation - 3.43%
China Lodging Group Ltd. - ADR	84,547	12,638,931
TOTAL COMMON STOCKS (Cost $330,124,993)		$357,719,078

MASTER LIMITED PARTNERSHIPS - 2.89%
Oil and Gas Extraction - 2.89%
Viper Energy Partners L.P.	440,719	$10,660,993
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,844,718)		$10,660,993

SHORT TERM INVESTMENTS - 0.05%
Money Market Funds - 0.05%
Fidelity Government Portfolio - Class I, 1.22% (b)	170,242	$170,242
TOTAL SHORT TERM INVESTMENTS (Cost $170,242)		$170,242

Total Investments (Cost $341,139,953) - 100.06%		$368,550,313
Liabilities in Excess of Other Assets - (0.06)%		(217,354)
TOTAL NET ASSETS - 100.00%		$368,332,959

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedule of Investments.

Innovator IBD ETF Leaders ETF
Schedule of Investments
January 31, 2018 (Unaudited)

EXCHANGE TRADED FUND - 99.62%
Other Investment Pools and Funds - 99.62%
Global X China Consumer ETF	368,675	$7,259,211
Guggenheim Solar ETF	273,903	6,864,009
iShares MSCI Global Metals & Mining Producers ETF	198,689	7,301,821
iShares MSCI South Africa ETF	98,390	7,097,855
iShares U.S. Home Construction ETF	157,518	6,754,372
SPDR S&P 500 ETF Trust	25,771	7,264,845
SPDR S&P Homebuilders ETF	155,522	6,959,610
SPDR S&P Metals & Mining ETF	189,238	6,982,882
VanEck Vectors Rare Earth/Strategic Metals ETF	228,754	6,981,572
VanEck Vectors Vietnam ETF	384,976	7,572,477
TOTAL EXCHANGE TRADED FUND (Cost $70,275,918)		$71,038,654

SHORT TERM INVESTMENTS - 0.42%
Money Market Funds - 0.42%
Fidelity Government Portfolio - Class I, 1.22% (a)	299,093	$299,093
TOTAL SHORT TERM INVESTMENTS (Cost $299,093)		$299,093

Total Investments (Cost $70,575,011) - 100.04%		$71,337,747
Liabilities in Excess of Other Assets - (0.04)%		(30,969)
TOTAL NET ASSETS - 100.00%		$71,306,778

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedule of Investments.

Innovator ETFs Trust
Notes to Schedule of Investments
January 31, 2018 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator ETFs Trust (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board of Trustees. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between all levels during the period for the Funds. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$1,794,553	$-	$-	$1,794,553
Common Stocks	8,833,632	-	-	8,833,632
Master Limited Partnerships	10,061,972	-	-	10,061,972
Business Development Companies	4,708,793	-	-	4,708,793
Exchange Traded Funds	1,808,113	-	-	1,808,113
Investment Companies	941,157	-	-	941,157
Short Term Investments	740,242	-	-	740,242
Total Investments in Securities	$28,888,462	$-	$-	$28,888,462

Innovator IBD 50 ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$357,719,078	-	-	$357,719,078
Master Limited Partnerships	10,660,993	-	-	10,660,993
Short Term Investments	170,242	-	-	170,242
Total Investments in Securities	$368,550,313	$-	$-	$368,550,313

Innovator IBD ETF Leaders ETF
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$71,038,654	-	-	$71,038,654
Short Term Investments	299,093	-	-	299,093
Total Investments in Securities	$71,337,747	$-	$-	$71,337,747

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date   3/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date   3/12/2018

By (Signature and Title)* /s/ John Southard
John Southard, Principal Financial Officer

Date   3/12/2018

* Print the name and title of each signing officer under his or her signature.